Short-term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Short-term deposits and cash and cash equivalents	Short-term deposits and cash and cash equivalents
(a)Short-term deposits
In 2024, the short-term deposits of the Group carried weighted average interest rates of 5.15% per annum. No short-term deposits held by the Group at December 31, 2025 and 2024.
(b)Cash and cash equivalents

	2025	2024
Bank balances	$32,123	$52,242
Cash on hand	8	9
Cash and cash equivalents	$32,131	$52,251